Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Provisions Analysed as Current and Non-Current

	Litigation and commercial disputes $m	Insurance reserves $m	Onerous contractual expenditure $m	Other $m	Total $m
At 31 December 2020	12	36	8	4	60
Provided, of which $25m is recorded within exceptional items	25	13	–	2	40
Utilised	(1)	(10)	–	–	(11)
Released	(2)	–	–	–	(2)
Reclassification from trade and other payables	3	–	–	–	3
At 31 December 2021	37	39	8	6	90

Analysed as:
Current	36	10	2	1	49
Non-current	1	29	6	5	41
	37	39	8	6	90